STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 007 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants’ contributions	$ 147,759
Employer’s contributions	123,384
Total contributions	271,143
Investment income — Plan interest in Master Trust	610,928
Investment income — Self-directed brokerage accounts	28,599
Total investment income	639,527
Interest income on notes receivable from participant loans	5,413
Total additions	916,083
DEDUCTIONS:
Benefits paid to participants	624,101
Administrative expenses	2,267
Total deductions	626,368
NET INCREASE IN NET ASSETS BEFORE TRANSFERS	289,715
Transfers, net (Note 8)	(361,180)
NET DECREASE IN NET ASSETS	(71,465)
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	4,993,470
End of year	$ 4,922,005